INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Deferred tax assets. capital loss carryforwards	$ 159	$ 148
Change in valuation allowance	(3,601)	2,568
Income taxes payable	351	162
Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense (benefits), prior years	0	0	$ 224
Netherlands [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 32,308
Years under examination	2014
Income tax expense (benefits), prior years	$ (79)	$ 86	$ 0
Netherlands [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward expiration dates	Dec. 31, 2021
Netherlands [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward expiration dates	Dec. 31, 2027
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 19,726
Tax credit carryforwards	$ 560
Years under examination	2017
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec. 31, 2024
Net operating loss carry forward expiration dates	Dec. 31, 2026
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec. 31, 2029
Net operating loss carry forward expiration dates	Dec. 31, 2037
ISRAEL
Operating Loss Carryforwards [Line Items]
Deferred tax assets. capital loss carryforwards	$ 692
Net operating loss carry forward	$ 6,660
Subsidiaries outside of the Netherlands [Member]
Operating Loss Carryforwards [Line Items]
Years under examination	2015